Stock-based compensation - Stock Options Activity (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of options
Balance (in shares)	15,387,546	16,336,134	12,654,807
Granted (in shares)	0	1,500,081	4,369,866
Exercised (in shares)	(672,583)	(1,380,609)	(105,203)
Forfeited (in shares)	(45,731)	(1,050,228)	(412,132)
Expired/Cancelled (in shares)	(26,821)	(17,832)	(171,204)
Balance (in shares)	14,642,411	15,387,546	16,336,134	12,654,807
Exercisable (in shares)	11,919,869	11,309,426
Unvested (in shares)	3,544,841	4,076,090
Weighted average exercise price ($)
Balance (in usd per share)	$ 1.76	$ 0.81	$ 0.81
Granted (in usd per share)	0	10.07	0.82
Exercised (in usd per share)	0.81	0.81	0.81
Forfeited (in usd per share)	1.14	1.43	0.81
Expired/Cancelled (in usd per share)	0.81	0.81	0.81
Balance (in usd per share)	1.72	1.76	$ 0.81	$ 0.81
Exercisable (in usd per share)	1.02	0.89
Unvested (in usd per share)	$ 3.84	$ 3.86
Weighted average remaining contractual term (years)
Balance	7 years 5 months 12 days	7 years 1 month 13 days	8 years 6 months 18 days	9 years 4 months 17 days
Exercisable	6 years 8 months 1 day	6 years 6 months 10 days
Unvested	8 years 9 months	8 years 8 months 26 days
Aggregate intrinsic value ($)
Balance		$ 8,763	$ 80,179	$ 0
Exercised	$ 40	1,981
Exercisable		7,056
Unvested		$ 1,706